Trade and other payables:	12 Months Ended
Jun. 30, 2026
Notes and other explanatory information [abstract]
Trade and other payables:

11.	Trade and other payables:

	June 30, 2026	June 30, 2025
Accounts payable	$7,995	$15,148
Accrued liabilities	3,202	2,528
Other payable	1,531	2,121
GST/HST payable	1,750	1,845
Due to related party (note 24)	157	144
	$14,635	$21,786